MERRILL LYNCH
                                                               GLOBAL UTILITY
                                                               FUND, INC.

                               [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               November 30, 1998

                     MERRILL LYNCH GLOBAL UTILITY FUND, INC.

Sector Diversification As a Percentage of Equities as of November 30, 1998.

A pie graph depicting Sector Diversification As a percentage of Equities as of November 30, 1998.

                       Telecommunications             51.7%
                       Utilities--Electric            32.0%
                       Utilities--Gas                 11.3%
                       Utilities--Water                5.0%

Geographical Diversification As a Percentage of Equities as of November 30,
1998.

A pie graph depicting Geographical Diversification As a Percentage of Equities as of November 30. 1998.

                       Europe                         49.2%
                       United States                  40.6%
                       Asia/Pacific Basin              6.5%
                       Americas (Ex-US)                3.7%

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

DEAR SHAREHOLDER

During the quarter ended November 30, 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. Early in the period, the deteriorating outlook for corporate profits amid signs of a weakening economy led to lower share prices in world stock markets. At the same time, the uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. Yields also declined in sovereign bond markets of other major industrialized countries. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin. Although a one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence, an unexpected one quarter-point cut in October sparked a rally in stock and bond prices. The rally was fueled further by another easing of monetary policy in mid-November. However, by November quarter-end, share prices had resumed their decline amidst renewed investor uncertainties regarding global economic prospects.

As long as worldwide economic conditions appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil.

The announcements of banking system reform and fiscal stimulus packages in Japan provided some encouragement to investors, but the effectiveness of these programs remains to be seen. A multilateral aid package to Brazil initially bolstered investor confidence regarding the prospects for this country and other emerging markets. Further progress in easing strains within the global financial system, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.

Fiscal Year in Review

During the 12-month period ended November 30, 1998, the investment environment for global utilities was rather robust. The Fund's Class A, Class B, Class C and Class D Shares had total returns of +26.47%, +25.40%, +25.34% and +26.09%, respectively. This compares to a total return of +23.65% for the US-based equity market, as measured by the unmanaged Standard & Poor's (S&P) 500 Index for the same 12-month period. The unmanaged benchmark Financial Times/Standard & Poor's (FT/S&P) Actuaries World Utility Index had a total return of +31.92% for the fiscal year ended November 30, 1998. Several factors influenced the Fund's underperformance relative to its unmanaged benchmark index. The strongest performance came from the European region at +56.96%, in which the Fund maintained an overweighted position throughout the year. However, while the Fund benefited from an overweighting in Italy and Spain, its underweighting in the United Kingdom was a modest negative. As of November 30, 1998, the Fund had nearly 37% of its net assets invested in domestic utility stocks compared to the 50% in the FT/S&P Actuaries World Utility Index. This stance was beneficial for the Fund since the total return of the benchmark index was +32.83%, excluding the US utility market, for the 12 months ended November 30, 1998. However, the Fund was underweighted relative to the benchmark index in the large domestic telecommunications companies whose performance improved toward the end of the fiscal year. The Fund's weighting in domestic telecommunications stocks was approximately 12.7% of net assets compared to a weighting of 29.8% for the same nine stocks in the FT/S&P Actuaries World Utility Index. Finally, the Fund's weighting in US-based natural gas stocks of 4.0% of net assets compared to a weighting of approximately 1.7% for the benchmark index held back performance for the year.

During the year ended November 30, 1998, the most significant portfolio change was the continued reduction in emerging markets in favor of the more mature but growing utility markets. While our assets in Asian emerging markets were modest at the end of the last fiscal year, the Fund's holdings in South American markets accounted for 11.2% of net assets. Several positions in this region were sold during the year and as of November 30, 1998, the Fund only had investments in Brazil and Mexico. These two countries accounted for 1.8% of net assets at fiscal year-end.

Portfolio Matters

For the quarter ended November 30, 1998, Merrill Lynch Global Utility Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +13.75%, +13.44%, +13.42% and +13.61%, respectively. This compares to an average total return of +12.14% for the 103 utility funds tracked by Lipper Analytical Services, Inc. The unmanaged FT/S&P Actuaries World Utility Index had a total return of +15.71% during the November quarter.

The strong performance of both US-based and European-based utility stocks significantly influenced Fund performance during the November quarter. These two markets accounted for the highest concentration of Fund assets. Throughout the quarter, the Fund's modest weighting in emerging markets hindered performance as many investors flocked to these markets on renewed optimism. In the utility arena, there was no new fundamental news that would have warranted the rally that occurred. While valuation levels were depressed because of overall market conditions, the outlook for utility companies did not appear to change. Forecasts of demand growth for electricity continued to be stable or revised downward in several emerging markets. Moreover, the ability to raise rates was made more difficult in some countries because of economic and political uncertainties.

As a result of an improvement in the overall market, we saw the resurgence of stock offerings in the November quarter. We participated in two offerings in the utility sector. First, we added Sonera Group OYJ, the Finnish-based telecommunications company to the portfolio. Sonera is a leading provider of fixed-network telecommunications services in Finland and the largest mobile communications provider in the country with over 1.8 million subscribers. We also added Cable & Wireless Optus Limited to the Fund. The company is the second-largest provider of telecommunication services in Australia. Operations include a broad range of communication products, such as fixed-line, mobile and Internet services.

In Conclusion

We thank you for your investment in Merrill Lynch Global Utility Fund, Inc., and we look forward to discussing our investment strategy with you in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Walter D. Rogers
Walter D. Rogers
Senior Vice President and Portfolio Manager

January 20, 1999


                                     2 & 3

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                  12 Month         3 Month      Since Inception
                                                Total Return    Total Return     Total Return
================================================================================================
ML Global Utility Fund, Inc. Class A Shares        +26.47%         +13.75%          +193.37%
------------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class B Shares        +25.40          +13.44           +175.83
------------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class C Shares        +25.34          +13.42           + 96.11
------------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class D Shares        +26.09          +13.61           +100.74
================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 12/28/90 to 11/30/98 and Class C & Class D Shares, from 10/21/94 to 11/30/98.

Class A & Class B Shares

Total Return Based on a $10,000 Investment--Class A and Class B Shares.

A line graph depicting the growth of an investment in the Fund's Class A and Class B Shares compared to growth of an investment in the Financial Times/Standard & Poor's--Actuaries World Index and the the Financial Times/Standard & Poor's--Actuaries World Utility Index. Beginning and ending values are:

                                                  12/28/90**         11/98
      ML Global Utility Fund, Inc.+--
      Class A Shares*                              $ 9,475          $28,163
      Class B Shares*                              $10,000          $27,583
      Financial Times/Standard & Poor's
      --Actuaries World Index ++                   $10,000          $27,000
      Financial Times/Standard & Poor's
      --Actuaries World Utility Index +++          $10,000          $30,424

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Utility Fund, Inc. invests at least 65% of its total assets in common stocks (including preferred of debt securities convertible into common stocks), preferred stocks and debt securities issued by domestic and foreign companies in the utilities industries.
++ This unmanaged market capitalization-weighted Index is comprised of 2,307 equities from 29 countries in 17 regions, including the United States.
+++ This unmanaged market capitalization-weighted Index is comprised of utility stocks from any of the 29 countries that make up the Financial Times/Standard & Poor's--Actuaries World Index.

Class A & Class B Shares

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/98                                 +17.32%            +12.63%
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                           +11.86             +10.95
--------------------------------------------------------------------------------
Inception (12/28/90)
through 9/30/98                                    +13.51             +12.91
--------------------------------------------------------------------------------
*    Maximum sales charge is 4%.
**   Assuming maximum sales charge.

                                                  % Return           % Return
                                                Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/98                                 +16.38%            +12.38%
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                           +10.99             +10.99
--------------------------------------------------------------------------------
Inception (12/28/90)
through 9/30/98                                    +12.63             +12.63
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                     4 & 5

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

PERFORMANCE DATA (concluded)

Class C & Class D Shares

Total Return Based on a $10,000 Investment

Class C & Class D Shares

Total Return Based on a $10,000 Investment--Class C and Class D Shares.

A line graph depicting the growth of an investment in the Fund's Class C and Class D Shares compared to growth of an investment in the Financial Times/Standard & Poor's--Actuaries World Index and the the Financial Times/Standard & Poor's--Actuaries World Utility Index. Beginning and ending values are:

                                                   10/21/94**            11/98
      ML Global Utility Fund, Inc.+--
      Class C Shares*                               $10,000             $19,611
      Class D Shares*                               $ 9,475             $19,273
      Financial Times/Standard & Poor's
      --Actuaries World Index ++                    $10,000             $17,850
      Financial Times/Standard & Poor's
      --Actuaries World Utility Index +++           $10,000             $20,389

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Utility Fund, Inc. invests at least 65% of its total assets in common stocks (including preferred of debt securities convertible into common stocks), preferred stocks and debt securities issued by domestic and foreign companies in the utilities industries.
++ This unmanaged market capitalization-weighted Index is comprised of 2,307 equities from 29 countries in 17 regions, including the United States.
+++ This unmanaged market capitalization-weighted Index is comprised of utility stocks from any of the 29 countries that make up the Financial Times/Standard & Poor's--Actuaries World Index. Past performance is not predictive of future performance.

Class C & Class D Shares

Average Annual Total Return

                                                  % Return           % Return
                                                Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/98                                 +16.35%            +15.35%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/98                                    +15.91             +15.91
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**   Assuming payment of applicable contingent deferred sales charge.

                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/98                              +16.99%        +12.31%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/98                                 +16.55         +15.35
--------------------------------------------------------------------------------
*    Maximum sales charge is 4%.
**   Assuming maximum sales charge.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Walter D. Rogers, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     6 & 7

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                             Percent
                                       Shares                                                                       Value     of Net
COUNTRY         Industries              Held                  Common Stocks & Warrants                 Cost       (Note 1a)   Assets
====================================================================================================================================
Australia       Telecommunications       721,400  +Cable & Wireless Optus Limited                  $    982,720  $ 1,351,777    0.4
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas         1,215,673   Australian Gas Light Company Limited               3,368,022    9,051,440    2.3
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Australia                   4,350,742   10,403,217    2.7
====================================================================================================================================
Austria         Utilities--Gas            24,320   EVN AG                                             1,896,384    3,300,469    0.8
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Austria                     1,896,384    3,300,469    0.8
====================================================================================================================================
Brazil          Telecommunications        28,000  +Embratel Participacoes S.A. (ADR) (b)(c)             593,704      448,000    0.1
                                           2,800  +Tele Celular Sul Participacoes S.A. (ADR)
                                                   (b)(c)                                                45,069       63,700    0.0
                                           9,333  +Tele Centro Oeste Celular Participacoes S.A.
                                                   (ADR) (b)(c)                                          28,168       44,333    0.0
                                           5,600  +Tele Centro Sul Participacoes S.A. (ADR)
                                                   (b)(c)                                               327,620      319,550    0.1
                                             560  +Tele Leste Celular Participacoes S.A. (ADR)
                                                   (b)(c)                                                15,081       23,415    0.0
                                           1,400  +Tele Nordeste Celular Participacoes S.A. (ADR)
                                                   (b)(c)                                                20,801       36,663    0.0
                                             560  +Tele Norte Celular Participacoes S.A. (ADR)
                                                   (b)(c)                                                 8,711       22,925    0.0
                                          28,000  +Tele Norte Leste Participacoes S.A. (ADR)
                                                   (b)(c)                                               431,194      476,000    0.1
                                           5,600  +Tele Sudeste Celular Participacoes S.A. (ADR)
                                                   (b)(c)                                               178,544      151,200    0.0
                                          28,000  +Telecomunicacoes Brasileiras S.A.--Telebras
                                                   (ADR) (b)                                              2,167        4,813    0.0
                                           1,400  +Telemig Celular Participacoes S.A. (ADR)
                                                   (b)(c)                                                40,736       43,225    0.0
                                          11,200  +Telesp Celular Participacoes S.A. (ADR) (b)(c)       360,556      294,000    0.1
                                          28,000  +Telesp Participacoes S.A. (ADR) (b)                1,057,399      749,000    0.2
                                                                                                   ------------  -----------  -----
                                                                                                      3,109,750    2,676,824    0.6
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      300,000   Companhia Paranaense de Energia S.A. (Copel)
                                                   (ADR) (b)                                          5,400,000    2,925,000    0.8
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Brazil                      8,509,750    5,601,824    1.4

====================================================================================================================================
Canada          Telecommunications       109,200   BC Telecom, Inc.                                   2,011,806    3,037,895    0.8
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas           200,000   TransCanada PipeLines Limited (ADR) (b)            3,147,486    2,975,000    0.7
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Canada                      5,159,292    6,012,895    1.5
====================================================================================================================================
Denmark         Telecommunications       160,000   Tele Danmark A/S (ADR) (b)                         3,764,160    8,870,000    2.3
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Denmark                     3,764,160    8,870,000    2.3
====================================================================================================================================
Finland         Telecommunications        18,218  +Sonera Group OYJ                                     160,197      263,726    0.1
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Finland                       160,197      263,726    0.1
====================================================================================================================================
France          Utilities--Water          68,074   Vivendi                                            7,476,968   15,440,256    4.0
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in France                      7,476,968   15,440,256    4.0
====================================================================================================================================
Germany         Telecommunications        24,300   Deutsche Telekom AG                                  462,162      684,224    0.2
                                           6,843   Mannesmann AG                                        610,301      742,792    0.2
                                                                                                   ------------  -----------  -----
                                                                                                      1,072,463    1,427,016    0.4
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric       40,000   RWE AG                                             1,799,334    2,123,632    0.5
                                          70,000   VEBA AG                                            2,284,445    3,892,340    1.0
                                           4,000   Viag AG                                            1,764,306    2,472,641    0.6
                                                                                                   ------------  -----------  -----
                                                                                                      5,848,085    8,488,613    2.1
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Germany                     6,920,548    9,915,629    2.5
====================================================================================================================================
Hong Kong       Utilities--Gas           158,455   Hong Kong and China Gas Company Ltd.                 178,364      209,773    0.1
                                           7,202   Hong Kong and China Gas Company Ltd.
                                                   (Warrants) (a)                                             0          753    0.0
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks & Warrants in Hong Kong          178,364      210,526    0.1
====================================================================================================================================
Italy           Telecommunications     2,775,000   Telecom Italia Mobile (TIM) S.p.A.                 2,012,515   18,236,946    4.7
                                       1,505,555   Telecom Italia S.p.A.                              2,746,349   12,237,469    3.1
                                       2,891,700   Telecom Italia S.p.A. (Registered
                                                   Non-Convertible)                                   5,447,174   18,122,794    4.7
                                                                                                   ------------  -----------  -----
                                                                                                     10,206,038   48,597,209   12.5
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      462,000  +AEM S.p.A.                                           437,927      695,567    0.2
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas         1,786,300   Italgas S.p.A.                                     5,169,953    8,857,862    2.2
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Italy                      15,813,918   58,150,638   14.9
====================================================================================================================================
Japan           Telecommunications           290  +Nippon Telegraph & Telephone Corporation (NTT)     2,475,448    2,168,400    0.6
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Japan                       2,475,448    2,168,400    0.6
====================================================================================================================================
Mexico          Telecommunications        35,000   Telefonos de Mexico, S.A. de C.V. (ADR) (b)        1,924,311    1,629,688    0.4
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Mexico                      1,924,311    1,629,688    0.4
====================================================================================================================================
New Zealand     Telecommunications        56,000   Telecom Corporation of New Zealand Limited
                                                   (ADR) (b)                                          1,230,138    1,879,500    0.5
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in New Zealand                 1,230,138    1,879,500    0.5
====================================================================================================================================
Philippines     Telecommunications       188,000   Philippine Long Distance Telephone Company
                                                   (ADR) (b)                                          4,077,062    4,923,250    1.3
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the Philippines             4,077,062    4,923,250    1.3
====================================================================================================================================
Portugal        Telecommunications       205,740   Portugal Telecom S.A. (ADR) (b)                    4,576,844    9,065,419    2.4
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric       80,820   EDP--Electricidade de Portugal, S.A. (ADR) (b)     3,540,889    3,596,490    0.9
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Portugal                    8,117,733   12,661,909    3.3
====================================================================================================================================
Spain           Telecommunications       477,300   Telefonica S.A.                                    5,492,570   22,499,437    5.8
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      259,200   Endesa S.A. (ADR) (b)                              2,556,672    6,739,200    1.7
                                          46,000   HidroelEctrica del Cantabrico, SA                  1,553,961    2,232,358    0.6
                                         323,500   Iberdrola S.A.                                     2,035,162    5,375,548    1.4
                                                                                                   ------------  -----------  -----
                                                                                                      6,145,795   14,347,106    3.7
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Spain                      11,638,365   36,846,543    9.5
====================================================================================================================================


                                     8 & 9

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                                             Percent
                                       Shares                                                                       Value     of Net
COUNTRY         Industries              Held                  Common Stocks & Warrants                 Cost       (Note 1a)   Assets
====================================================================================================================================
United Kingdom  Telecommunications       671,000   British Telecommunications PLC                  $  4,688,465  $ 9,195,995    2.4%
                                         225,000   Cable & Wireless PLC                               2,867,544    2,858,972    0.7
                                          88,000   Vodafone Group PLC (ADR ) (b)                      2,605,300   12,996,500    3.3
                                                                                                   ------------  -----------  -----
                                                                                                     10,161,309   25,051,467    6.4
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      208,000   National Power PLC                                 1,723,671    1,771,127    0.5
                                         370,000   PowerGen PLC                                       2,705,142    5,113,557    1.3
                                                                                                   ------------  -----------  -----
                                                                                                      4,428,813    6,884,684    1.8
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United Kingdom         14,590,122   31,936,151    8.2
====================================================================================================================================
United States   Telecommunications        46,000   AT&T Corp.                                         1,848,510    2,866,375    0.7
                                         140,000   Ameritech Corporation                              2,996,450    7,577,500    1.9
                                          95,232   Bell Atlantic Corporation                          2,819,654    5,297,280    1.4
                                          91,800   BellSouth Corporation                              2,702,773    8,009,550    2.1
                                         108,000   Frontier Corporation                               2,193,480    3,253,500    0.8
                                          85,000   GTE Corporation                                    3,145,450    5,270,000    1.4
                                         108,000  +MCI WorldCom, Inc.                                 3,572,937    6,365,250    1.6
                                         139,800   SBC Communications Inc.                            2,939,711    6,701,663    1.7
                                          68,000   U S WEST, Inc.                                     1,895,186    4,233,000    1.1
                                                                                                   ------------  -----------  -----
                                                                                                     24,114,151   49,574,118   12.7
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      156,000   Allegheny Energy, Inc.                             4,213,210    5,265,000    1.4
                                          87,200   BEC Energy                                         2,722,264    3,597,000    0.9
                                         166,962   Cinergy Corp.                                      4,045,124    5,770,624    1.5
                                          84,200   Consolidated Edison, Inc.                          2,991,744    4,278,412    1.1
                                         118,900   DTE Energy Company                                 4,092,463    5,187,012    1.3
                                          85,000   Duke Energy Corporation                            3,180,276    5,317,812    1.4
                                          86,000   Edison International                               1,925,397    2,365,000    0.6
                                         106,000   Energy East Corporation                            3,787,564    5,624,625    1.4
                                         127,300   GPU, Inc.                                          4,047,821    5,577,331    1.4
                                          75,200   Houston Industries Incorporated                    1,840,708    2,378,200    0.6
                                         239,500   NIPSCO Industries, Inc.                            3,715,746    7,020,344    1.8
                                         124,000   New Century Energies, Inc.                         3,798,642    5,959,750    1.5
                                         140,500   PECO Energy Company                                4,344,731    5,637,562    1.5
                                         183,000   PacifiCorp.                                        3,657,980    3,431,250    0.9
                                          91,200   The Southern Company                               2,022,770    2,690,400    0.7
                                          68,000   TECO Energy, Inc.                                  1,789,080    1,827,500    0.5
                                         100,000   Texas Utilities Company                            3,506,000    4,456,250    1.1
                                                                                                   ------------  -----------  -----
                                                                                                     55,681,520   76,384,072   19.6
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas            95,000   The Coastal Corporation                            1,262,602    3,313,125    0.9
                                          40,000   Enron Corporation                                  1,842,108    2,102,500    0.5
                                         130,000   KeySpan Energy                                     3,371,550    3,859,375    1.0
                                         168,000   Questar Corporation                                2,475,460    3,223,500    0.8
                                          46,300   Sonat, Inc.                                        1,537,769    1,374,531    0.4
                                          60,000   The Williams Companies, Inc.                       1,978,230    1,728,750    0.4
                                                                                                   ------------  -----------  -----
                                                                                                     12,467,719   15,601,781    4.0
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Water          86,200   Philadelphia Suburban Corporation                  1,869,462    2,181,937    0.6
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United States          94,132,852  143,741,908   36.9
====================================================================================================================================
                                                   Total Investments in Common Stocks & Warrants    192,416,354  353,956,529   91.0
====================================================================================================================================

                                        Face
                                       Amount                  Short-Term Securities
====================================================================================================================================
                Commercial           $10,461,000   Ford Motor Credit Company, 5.51% due

                Paper*                             12/01/1998                                        10,461,000   10,461,000    2.7
                                      10,000,000   Lexington Parker Capital Company, LLC, 5.45%
                                                   due 1/05/1999                                      9,947,014    9,947,014    2.6
                                      15,000,000   Variable Funding Capital Corp., 5.50% due
                                                   1/07/1999                                         14,915,208   14,915,208    3.8
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities        35,323,222   35,323,222    9.1
====================================================================================================================================
                Total Investments                                                                  $227,739,576  389,279,751  100.1
                                                                                                   ============
                Liabilities in Excess of Other Assets                                                               (219,060)  (0.1)
                                                                                                                ------------  -----
                Net Assets                                                                                      $389,060,691  100.0%
                                                                                                                ------------  -----
====================================================================================================================================

      (a)   Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
      (b)   American Depositary Receipts (ADR).
      (c)   Acquired from the breakup of Telecomunicacoes Brasileiras
            S.A.--Telebras (ADR).
      *     Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the
            Fund.
      +     Non-income producing security.

            See Notes to Financial Statements.


                                     10 & 11

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

                   As of November 30, 1998
================================================================================================================================
Assets:            Investments, at value (identified cost -- $227,739,576) (Note 1a) ...............                $389,279,751
                   Cash ............................................................................                         578
                   Receivables:
                     Dividends .....................................................................  $    584,067
                     Capital shares sold ...........................................................       377,650       961,717
                                                                                                      ------------
                   Prepaid registration fees and other assets (Note 1f) ............................                      28,775
                                                                                                                    ------------
                   Total assets ....................................................................                 390,270,821
                                                                                                                    ------------
================================================================================================================================
Liabilities:       Payables:
                     Capital shares redeemed .......................................................       607,663
                     Distributor (Note 2) ..........................................................       213,691
                     Investment adviser (Note 2) ...................................................       195,373     1,016,727
                                                                                                      ------------
                   Accrued expenses and other liabilities ..........................................                     193,403
                                                                                                                    ------------
                   Total liabilities ...............................................................                   1,210,130
                                                                                                                    ------------
================================================================================================================================
Net Assets:        Net assets ......................................................................                $389,060,691
                                                                                                                    ============
================================================================================================================================
Net Assets         Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..                $    215,416
Consist of:        Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..                   1,686,439
                   Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..                      41,055
                   Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..                      59,207
                   Paid-in capital in excess of par ................................................                 195,703,132
                   Undistributed investment income--net ............................................                     364,998
                   Undistributed realized capital gains on investments and foreign currency
                   transactions--net ...............................................................                  29,440,938
                   Unrealized appreciation on investments and foreign currency transactions--net ...                 161,549,506
                                                                                                                    ------------
                   Net assets ......................................................................                $389,060,691
                                                                                                                    ============
================================================================================================================================
Net Asset          Class A--Based on net assets of $41,976,251 and 2,154,163 shares outstanding ....                $      19.49
Value:                                                                                                              ============
                   Class B--Based on net assets of $327,589,198 and 16,864,386 shares outstanding ..                $      19.42
                                                                                                                    ============
                   Class C--Based on net assets of $7,954,246 and 410,544 shares outstanding .......                $      19.37
                                                                                                                    ============
                   Class D--Based on net assets of $11,540,996 and 592,072 shares outstanding ......                $      19.49
                                                                                                                    ============
================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                   For the Year Ended November 30, 1998
================================================================================================================================
Investment Income  Dividends (net of $661,926 foreign withholding tax) .............................                $ 10,613,908
(Notes 1d & 1e):   Interest and discount earned ....................................................                     791,273
                                                                                                                    ------------
                   Total income ....................................................................                  11,405,181
                                                                                                                    ------------
================================================================================================================================
Expenses:          Account maintenance and distribution fees--Class B (Note 2) .....................  $  2,367,413
                   Investment advisory fees (Note 2) ...............................................     2,230,556
                   Transfer agent fees--Class B (Note 2) ...........................................       328,153
                   Custodian fees ..................................................................       166,048
                   Accounting services (Note 2) ....................................................        86,303
                   Printing and shareholder reports ................................................        78,941
                   Professional fees ...............................................................        73,163
                   Registration fees (Note 1f) .....................................................        62,459
                   Account maintenance and distribution fees--Class C (Note 2) .....................        50,011
                   Transfer agent fees--Class A (Note 2) ...........................................        35,072
                   Account maintenance fees--Class D (Note 2) ......................................        21,678
                   Transfer agent fees--Class D (Note 2) ...........................................         7,349
                   Transfer agent fees--Class C (Note 2) ...........................................         6,944
                   Directors' fees and expenses ....................................................         6,822
                   Pricing fees ....................................................................         3,021
                   Other ...........................................................................        11,341
                                                                                                      ------------
                   Total expenses ..................................................................                   5,535,274
                                                                                                                    ------------
                   Investment income--net ..........................................................                   5,869,907
                                                                                                                    ------------
================================================================================================================================
Realized &         Realized gain (loss) from:
Unrealized Gain      Investments--net ..............................................................    29,440,935
(Loss) on            Foreign currency transactions--net ............................................      (101,742)   29,339,193
Investments &                                                                                         ------------
Foreign Currency   Change in unrealized appreciation/depreciation on:
Transactions--Net    Investments--net ..............................................................    48,826,439
(Notes 1b, 1c,       Foreign currency transactions--net ............................................        10,051    48,836,490
1e & 3):                                                                                              ------------  ------------
                   Net realized and unrealized gain on investments and foreign currency
                   transactions ....................................................................                  78,175,683
                                                                                                                    ------------
                   Net Increase in Net Assets Resulting from Operations ............................                $ 84,045,590
                                                                                                                    ============
================================================================================================================================

            See Notes to Financial Statements.


                                    12 & 13

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Year Ended November 30,
                                                                                                ------------------------------
                   Increase (Decrease) in Net Assets:                                                1998             1997
==============================================================================================================================
Operations:        Investment income--net .....................................................  $   5,869,907   $   8,412,988
                   Realized gain on investments and foreign currency transactions--net ........     29,339,193      25,279,564
                   Change in unrealized appreciation/depreciation on investments and foreign
                   currency transactions--net .................................................     48,836,490      29,205,060
                                                                                                 -------------   -------------
                   Net increase in net assets resulting from operations .......................     84,045,590      62,897,612
                                                                                                 -------------   -------------
==============================================================================================================================
Dividends &        Investment income--net:
Distributions to     Class A ..................................................................       (942,410)     (1,226,228)
Shareholders         Class B ..................................................................     (4,895,531)     (7,470,524)
(Note 1g):           Class C ..................................................................        (94,022)       (104,297)
                     Class D ..................................................................       (178,336)       (159,532)
                   Realized gain on investments--net:
                     Class A ..................................................................     (2,800,654)     (1,172,347)
                     Class B ..................................................................    (21,708,174)     (9,833,032)
                     Class C ..................................................................       (400,316)        (98,232)
                     Class D ..................................................................       (489,776)       (130,954)
                                                                                                 -------------   -------------
                   Net decrease in net assets resulting from dividends and distributions to
                   shareholders ...............................................................    (31,509,219)    (20,195,146)
                                                                                                 -------------   -------------
==============================================================================================================================
Capital Share      Net decrease in net assets derived from capital share transactions .........    (16,180,815)    (73,229,623)
Transactions                                                                                     -------------   -------------
(Note 4):
==============================================================================================================================
Net Assets:        Total increase (decrease) in net assets ....................................     36,355,556     (30,527,157)
                   Beginning of year ..........................................................    352,705,135     383,232,292
                                                                                                 -------------   -------------
                   End of year* ...............................................................  $ 389,060,691   $ 352,705,135
                                                                                                 =============   =============
==============================================================================================================================
                  *Undistributed investment income--net (Note 1h) .............................  $     364,998   $     707,132
                                                                                                 =============   =============
==============================================================================================================================

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                   The following per share data and ratios have                                Class A
                   been derived from information provided in           --------------------------------------------------------
                   the financial statements.                                       For the Year Ended November 30,
                                                                       --------------------------------------------------------
                   Increase (Decrease) in Net Asset Value:               1998+       1997+       1996+       1995        1994
===============================================================================================================================
Per Share          Net asset value, beginning of year ...............  $  16.97    $  15.09    $  13.52    $  12.08    $  13.22
Operating                                                              --------    --------    --------    --------    --------
Performance:       Investment income--net ...........................       .41         .47         .50         .51         .94
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........      3.77        2.35        1.84        1.42       (1.57)
                                                                       --------    --------    --------    --------    --------
                   Total from investment operations .................      4.18        2.82        2.34        1.93        (.63)
                                                                       --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net .........................      (.42)       (.49)       (.53)       (.49)       (.47)
                     Realized gain on investments--net ..............     (1.24)       (.45)       (.24)         --        (.04)
                                                                       --------    --------    --------    --------    --------
                   Total dividends and distributions ................     (1.66)       (.94)       (.77)       (.49)       (.51)
                                                                       --------    --------    --------    --------    --------
                   Net asset value, end of year .....................  $  19.49    $  16.97    $  15.09    $  13.52    $  12.08
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Total Investment   Based on net asset value per share ...............     26.47%      19.65%      17.94%      16.34%      (4.89%)
Return:*                                                               ========    ========    ========    ========    ========
===============================================================================================================================
Ratios to Average  Expenses .........................................       .82%        .82%        .84%        .91%        .86%
Net Assets:                                                            ========    ========    ========    ========    ========
                   Investment income--net ...........................      2.26%       2.98%       3.51%       3.73%       3.58%
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Supplemental       Net assets, end of year (in thousands) ...........  $ 41,977    $ 38,825    $ 40,055    $ 44,775    $ 56,659
Data:                                                                  ========    ========    ========    ========    ========
                   Portfolio turnover ...............................      6.56%       6.23%       5.03%       2.92%      17.02%
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================

            *     Total investment returns exclude the effects of sales loads.
            +     Based on average shares outstanding.

                  See Notes to Financial Statements.


                                     14 & 15

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

FINANCIAL HIGHLIGHTS (concluded)

                   The following per share data and ratios have                                Class B
                   been derived from information provided in           --------------------------------------------------------
                   the financial statements.                                       For the Year Ended November 30,
                                                                       --------------------------------------------------------
                   Increase (Decrease) in Net Asset Value:              1998++      1997++      1996++       1995        1994
===============================================================================================================================
Per Share          Net asset value, beginning of year ...............  $  16.93    $  15.05    $  13.47    $  12.04    $  13.17
Operating                                                              --------    --------    --------    --------    --------
Performance:       Investment income--net ...........................       .27         .35         .39         .38         .74
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........      3.74        2.35        1.84        1.44       (1.46)
                                                                       --------    --------    --------    --------    --------
                   Total from investment operations .................      4.01        2.70        2.23        1.82        (.72)
                                                                       --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net .........................      (.28)       (.37)       (.41)       (.39)       (.37)
                     Realized gain on investments--net ..............     (1.24)       (.45)       (.24)         --        (.04)
                                                                       --------    --------    --------    --------    --------
                   Total dividends and distributions ................     (1.52)       (.82)       (.65)       (.39)       (.41)
                                                                       --------    --------    --------    --------    --------
                   Net asset value, end of year .....................  $  19.42    $  16.93    $  15.05    $  13.47    $  12.04
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Total Investment   Based on net asset value per share ...............     25.40%      18.77%      17.07%      15.38%      (5.60%)
Return:**                                                              ========    ========    ========    ========    ========
===============================================================================================================================
Ratios to Average  Expenses .........................................      1.59%       1.59%       1.61%       1.68%       1.63%
Net Assets:                                                            ========    ========    ========    ========    ========
                   Investment income--net ...........................      1.48%       2.22%       2.74%       2.95%       2.82%
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Supplemental       Net assets, end of year (in thousands) ...........  $327,589    $301,459    $335,487    $381,098    $459,185
Data:                                                                  ========    ========    ========    ========    ========
                   Portfolio turnover ...............................      6.56%       6.23%       5.03%       2.92%      17.02%
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================

                                                                                               Class C
                                                                       --------------------------------------------------------
                                                                                                                       For the
                   The following per share data and ratios have                                                         Period
                   been derived from information provided in                                                           Oct. 21,
                   the financial statements.                               For the Year Ended November 30,             1994+ to
                                                                       -------------------------------------------     Nov. 30,
                   Increase (Decrease) in Net Asset Value:              1998++      1997++      1996++       1995        1994
===============================================================================================================================
Per Share          Net asset value, beginning of period .............  $  16.89    $  15.03    $  13.46    $  12.05    $  12.34
Operating                                                              --------    --------    --------    --------    --------
Performance:       Investment income--net ...........................       .25         .33         .38         .39         .01
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........      3.73        2.35        1.84        1.43        (.30)
                                                                       --------    --------    --------    --------    --------
                   Total from investment operations .................      3.98        2.68        2.22        1.82        (.29)
                                                                       --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net .........................      (.26)       (.37)       (.41)       (.41)         --
                     Realized gain on investments--net ..............     (1.24)       (.45)       (.24)         --          --
                                                                       --------    --------    --------    --------    --------
                   Total dividends and distributions ................     (1.50)       (.82)       (.65)       (.41)         --
                                                                       --------    --------    --------    --------    --------
                   Net asset value, end of period ...................  $  19.37    $  16.89    $  15.03    $  13.46    $  12.05
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Total Investment   Based on net asset value per share ...............     25.34%      18.66%      17.03%      15.38%      (2.35%)+++
Return:**                                                              ========    ========    ========    ========    ========
===============================================================================================================================
Ratios to Average  Expenses .........................................      1.64%       1.63%       1.66%       1.73%       1.60%*
Net Assets:                                                            ========    ========    ========    ========    ========
                   Investment income--net ...........................      1.38%       2.07%       2.65%       2.85%       3.01%*
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Supplemental       Net assets, end of period (in thousands) .........  $  7,954    $  5,486    $  3,325    $  2,072    $    445
Data:                                                                  ========    ========    ========    ========    ========
                   Portfolio turnover ...............................      6.56%       6.23%       5.03%       2.92%      17.02%
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================

                                                                                               Class D
                                                                       --------------------------------------------------------
                                                                                                                       For the
                   The following per share data and ratios have                                                         Period
                   been derived from information provided in                                                           Oct. 21,
                   the financial statements.                               For the Year Ended November 30,             1994+ to
                                                                       -------------------------------------------     Nov. 30,
                   Increase (Decrease) in Net Asset Value:              1998++      1997++      1996++       1995        1994
===============================================================================================================================
Per Share          Net asset value, beginning of period .............  $  16.98    $  15.10    $  13.55    $  12.09    $  12.37
Operating                                                              --------    --------    --------    --------    --------
Performance:       Investment income--net ...........................       .36         .43         .50         .52         .02
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...........      3.77        2.35        1.79        1.40        (.30)
                                                                       --------    --------    --------    --------    --------
                   Total from investment operations .................      4.13        2.78        2.29        1.92        (.28)
                                                                       --------    --------    --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net .........................      (.38)       (.45)       (.50)       (.46)         --
                     Realized gain on investments--net ..............     (1.24)       (.45)       (.24)         --          --
                                                                       --------    --------    --------    --------    --------
                   Total dividends and distributions ................     (1.62)       (.90)       (.74)       (.46)         --
                                                                       --------    --------    --------    --------    --------
                   Net asset value, end of period ...................  $  19.49    $  16.98    $  15.10    $  13.55    $  12.09
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Total Investment   Based on net asset value per share ...............     26.09%      19.35%      17.45%      16.21%      (2.26%)+++
Return:**                                                              ========    ========    ========    ========    ========
===============================================================================================================================
Ratios to Average  Expenses .........................................      1.07%       1.06%       1.07%       1.15%       1.08%*
Net Assets:                                                            ========    ========    ========    ========    ========
                   Investment income--net ...........................      1.97%       2.70%       3.30%       3.36%       3.25%*
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================
Supplemental       Net assets, end of period (in thousands) .........  $ 11,541    $  6,935    $  4,365    $  1,516    $    239
Data:                                                                  ========    ========    ========    ========    ========
                   Portfolio turnover ...............................      6.56%       6.23%       5.03%       2.92%      17.02%
                                                                       ========    ========    ========    ========    ========
===============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Based on average shares outstanding.
      +++   Aggregate total investment return.

            See Notes to Financial Statements.


                                    16 & 17

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $101,742 have been reclassified between undistributed net realized capital gains and undistributed net investment income and $46 has been reclassified between paid-in capital in excess of par and undistributed net realized capital gains. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of 0.60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily


                                    18 & 19

                      Merrill Lynch Global Utility Fund, Inc., November 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account        Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ....................................         0.25%             0.50%
Class C ....................................         0.25%             0.55%
Class D ....................................         0.25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended November 30, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     MLFD            MLPF&S
--------------------------------------------------------------------------------
Class A ....................................         $236            $3,194
Class D ....................................         $592            $5,771
--------------------------------------------------------------------------------

For the year ended November 30, 1998, MLPF&S received contingent deferred sales charges of $91,017 and $1,827, relating to transactions in Class B Shares and Class C Shares, respectively.

In addition, MLPF&S received $31,045 in commissions on the execution of portfolio security transactions for the Fund for the year ended November 30, 1998.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1998 were $23,162,665 and $91,547,511, respectively.

Net realized gains (losses) for the year ended November 30, 1998 and net unrealized gains as of November 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                               Realized         Unrealized
                                            Gains (Losses)         Gains
--------------------------------------------------------------------------------
Long-term investments ......................  $29,440,935      $161,540,175
Foreign currency transactions ..............     (101,742)            9,331
                                              -----------      ------------
Total ......................................  $29,339,193      $161,549,506
                                              ===========      ============
--------------------------------------------------------------------------------

As of November 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $161,540,175, of which $165,993,426 related to appreciated securities and $4,453,251 related to depreciated securities. The aggregate cost of investments at November 30, 1998 for Federal income tax purposes was $227,739,576.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $16,180,815 and $73,229,623 for the years ended November 30, 1998 and November 30, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                       Dollar
Ended November 30, 1998                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      431,597      $  7,895,940
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................      179,840         2,998,839
                                              -----------      ------------
Total issued ...............................      611,437        10,894,779
Shares redeemed ............................     (744,730)      (13,435,233)
                                              -----------      ------------
Net decrease ...............................     (133,293)     $ (2,540,454)
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                       Dollar
Ended November 30, 1997                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      153,463      $  2,379,323
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................      129,136         1,920,920
                                              -----------      ------------
Total issued ...............................      282,599         4,300,243
Shares redeemed ............................     (649,437)      (10,126,477)
                                              -----------      ------------
Net decrease ...............................     (366,838)     $ (5,826,234)
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                       Dollar
Ended November 30, 1998                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................    1,798,516      $ 32,421,070
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................    1,251,468        20,655,107
                                              -----------      ------------
Total issued ...............................    3,049,984        53,076,177
Automatic conversion of shares .............      (55,904)       (1,011,761)
Shares redeemed ............................   (3,938,213)      (70,455,451)
                                              -----------      ------------
Net decrease ...............................     (944,133)     $(18,391,035)
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                       Dollar
Ended November 30, 1997                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      742,021      $ 11,572,951
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................      907,341        13,394,936
                                              -----------      ------------
Total issued ...............................    1,649,362        24,967,887
Automatic conversion of shares .............     (116,073)       (1,799,482)
Shares redeemed ............................   (6,016,308)      (94,007,577)
                                              -----------      ------------
Net decrease ...............................   (4,483,019)     $(70,839,172)
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                       Dollar
Ended November 30, 1998                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      160,601      $  2,882,085
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................       25,572           421,385
                                              -----------      ------------
Total issued ...............................      186,173         3,303,470
Shares redeemed ............................     (100,433)       (1,783,048)
                                              -----------      ------------
Net increase ...............................       85,740      $  1,520,422
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                       Dollar
Ended November 30, 1997                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      203,432      $  3,216,009
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................       11,912           178,063
                                              -----------      ------------
Total issued ...............................      215,344         3,394,072
Shares redeemed ............................     (111,820)       (1,799,829)
                                              -----------      ------------
Net increase ...............................      103,524      $  1,594,243
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                       Dollar
Ended November 30, 1998                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      476,893      $  8,231,578
Automatic conversion of shares .............       55,711         1,011,761
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................       33,182           554,571
                                              -----------      ------------
Total issued ...............................      565,786         9,797,910
Shares redeemed ............................     (382,059)       (6,567,658)
                                              -----------      ------------
Net increase ...............................      183,727      $  3,230,252
                                              ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                       Dollar
Ended November 30, 1997                         Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      240,150      $  3,891,095
Automatic conversion of shares .............      115,735         1,799,482
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................       16,802           252,302
                                              -----------      ------------
Total issued ...............................      372,687         5,942,879
Shares redeemed ............................     (253,415)       (4,101,339)
                                              -----------      ------------
Net increase ...............................      119,272      $  1,841,540
                                              ===========      ============
--------------------------------------------------------------------------------

5. Subsequent Event:

On December 1, 1998, the Fund's Board of Directors declared an ordinary income dividend in the amount of $.069230 per Class A Share, $.045267 per Class B Share, $.044805 per Class C Share, $.062067 per Class D Share and a long-term capital gains distribution in the amount of $1.439029 per share for each of the four classes, payable on December 28, 1998 to shareholders of record as of December 17, 1998.


                                    20 & 21

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Merrill Lynch Global Utility Fund,
Inc.:

Merrill Lynch Global Utility Fund, Inc., November 30, 1998

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Global Utility Fund, Inc. as of November 30, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Global Utility Fund, Inc. as of November 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
January 21, 1999

IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes the distributions paid by Merrill Lynch Global Utility Fund, Inc. to all classes of shares during the fiscal year ended November 30, 1998:

------------------------------------------------------------------------------------------------------------------
                            Domestic          Domestic                                                Foreign
 Record       Payable      Qualifying      Non-Qualifying    Foreign Source         Total        Withholding Taxes
  Date         Date      Ordinary Income       Income            Income        Ordinary Income      (Per Share)
------------------------------------------------------------------------------------------------------------------
12/18/97    12/29/97         40.86%            2.02%             57.12%            100.00%          $.008367
------------------------------------------------------------------------------------------------------------------
 4/01/98     4/09/98         88.79%            4.02%              7.19%            100.00%          $.007545
------------------------------------------------------------------------------------------------------------------
 7/06/98     7/14/98         88.79%            4.02%              7.19%            100.00%          $.011075
------------------------------------------------------------------------------------------------------------------
10/01/98    10/09/98         88.79%            4.02%              7.19%            100.00%          $.009162
------------------------------------------------------------------------------------------------------------------

In addition, the Fund paid a long-term capital gains distribution of $1.235641 per share to shareholders of record as of December 18, 1997.

Please retain this information for your records.

PORTFOLIO INFORMATION (unaudited)

Worldwide Investments as of November 30, 1998

Ten Largest Holdings                           Percent of
(Equity Investments)                           Net Assets

Telefonica S.A. ............................       5.8%
Telecom Italia Mobile (TIM) S.p.A. .........       4.7
Telecom Italia S.p.A. (Registered
  Non-Convertible) .........................       4.7
Vivendi ....................................       4.0
Vodafone Group PLC (ADR) ...................       3.3
Telecom Italia S.p.A. ......................       3.1
British Telecommunications PLC .............       2.4
Portugal Telecom S.A. (ADR) ................       2.4
Australian Gas Light Company Limited .......       2.3
Tele Danmark A/S (ADR) .....................       2.3

Additions

Cable & Wireless Optus Limited
Embratel Participacoes S.A. (ADR)
Sonera Group OYJ
Tele Celular Sul Participacoes S.A. (ADR)
Tele Centro Oeste Celular Participacoes S.A. (ADR)
Tele Centro Sul Participacoes S.A. (ADR)
Tele Leste Celular Participacoes S.A. (ADR)
Tele Nordeste Celular Participacoes S.A. (ADR)
Tele Norte Celular Participacoes S.A. (ADR)
Tele Norte Leste Participacoes S.A. (ADR)
Tele Sudeste Celular Participacoes S.A. (ADR)
Telemig Celular Participacoes S.A. (ADR)
Telesp Celular Participacoes S.A. (ADR)
Telesp Participacoes S.A. (ADR)

Deletions

Nova Scotia Power Co.
Telstra Corporation Ltd.


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #11693--11/98

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